EARNING PER SHARE	6 Months Ended
Dec. 31, 2025
EARNING PER SHARE
EARNING PER SHARE

8.   EARNING PER SHARE

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Numerator
Loss for the period from continuing operations attributable to equity holders of the parent	(5,045,798)	6,201,853	(9,665,833)	2,256,303
Loss for the period from discontinued operations attributable to equity holders of the parent	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Loss for the period attributable to equity holders attributable to equity holders of the parent	(183,039,821)	143,535	(190,367,706)	(6,225,727)

Denominator
Weighted average number of shares (basic EPS)	63,477,113	62,822,158	63,477,113	62,822,158
Weighted average number of shares (diluted EPS)	63,477,113	63,170,350	63,477,113	63,170,350

(Loss)/Profit per share from continuing operations
Basic loss attributable to ordinary equity holders of the parent	(0.0795)	0.0987	(0.1523)	0.0359
Diluted loss attributable to ordinary equity holders of the parent	(0.0795)	0.0982	(0.1523)	0.0357

Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent	(2.8041)	(0.0964)	(2.8467)	(0.1350)
Diluted loss attributable to ordinary equity holders of the parent	(2.8041)	(0.0964)	(2.8467)	(0.1350)

(Loss)/Profit per share for the period attributable to equity holders
Basic loss attributable to ordinary equity holders of the parent	(2.8836)	0.0023	(2.9990)	(0.0991)
Diluted loss attributable to ordinary equity holders of the parent	(2.8836)	0.0023	(2.9990)	(0.0991)

For the three- and six-month period ended December 31, 2025 and for the six-month period ended December 31, 2024, diluted EPS was the same as basic EPS, as the effect of potential ordinary shares would be antidilutive.

For the three-month period ended December 31, 2024, diluted EPS was calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group had two categories of dilutive potential shares, share-based incentives and convertible notes.

The stock options were included in the diluted EPS calculation for the three-month period ended December 31, 2024, only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option.

Convertible notes outstanding were not included in the diluted EPS calculations for the three-month period ended December 31, 2024, because the interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.